Significant accounting policies, judgements, estimates and assumptions - Judgements and estimates made in assessing impact of COVID-19 (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure of changes in accounting estimates [line items]
Change in discount rate	$ 1,332
Increase (decrease) through other changes, property, plant and equipment	1,000
Decommissioning
Disclosure of changes in accounting estimates [line items]
Change in discount rate	$ 1,252